Variable Interest Entities - Summary of the Impact of Qualifying LIHTC Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
LIHTC credits and benefits, net of amortization	$ (7,178)	$ (5,327)	$ (6,165)
Low income housing tax credits
Variable Interest Entity [Line Items]
Amortization of qualifying LIHTC investments	10,793	14,037	14,223
LIHTC credits and benefits, net of amortization	(10,232)	(11,037)	(10,100)
Other tax benefits related to qualifying LIHTC investments
Variable Interest Entity [Line Items]
LIHTC credits and benefits, net of amortization	$ (7,370)	$ (5,045)	$ (9,779)